SUBSEQUENT EVENTS	3 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

In January 2012, the Company completed an underwritten public offering of 5,500,000 common shares which strengthened its equity by $75.9 million. The underwritten public offering enhances the capacity of the Company to strengthen the Company's resources, to fund future acquisition and for general corporate purposes.

In February 2012 the Company declared a dividend of $0.30 per share in respect of the results for the fourth quarter of 2011 which was paid to shareholders in March 2012.